Stock-Based Compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock-based compensation
Compensation expense related to the Plan	$ 9.8	$ 6.8	$ 6.0
Restricted Stock
Stock-based compensation
Percentage over which unrecognized compensation cost is expected to be recognized	0.15	0.20	0.50
Period over which forfeiture and non-transferable restrictions lapse	4 years
Unrecognized compensation cost related to the restricted stock	16.9
Period over which unrecognized compensation cost is expected to be recognized	4 years
Shares
Balance at the beginning of the period (in shares)	979,022
Granted (in shares)	448,026	431,339	392,283
Vested (in shares)	(244,059)
Forfeited (in shares)	(14,789)
Balance at the end of the period (in shares)	1,168,200	979,022
Weighted Average Grant-Date Fair value
Balance at the beginning of the period (in dollars per share)	$ 15.28
Granted (in dollars per share)	$ 31.41
Vested (in dollars per share)	$ 15.74
Forfeited (in dollars per share)	$ 23.29
Balance at the end of the period (in dollars per share)	$ 23.75	$ 15.28
Aggregate Intrinsic Value
Balance at the end of the period (in dollars)	$ 55.1
2012 Plan
Stock-based compensation
Maximum term of options	3 years
Number of shares of common stock available for grant under the plan	2,000,000
Number of shares of common stock available for grant under the plan	1,510,463